UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Florida Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida - 88.7%     $    2,750   Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend Artist
                                 Lofts Project), VRDN, AMT, 3.82% due 4/15/2038 (h)                                   $     2,750

                         5,000   Broward County, Florida, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series D,
                                 5% due 4/01/2008 (h)                                                                       5,040

                         7,960   Broward County, Florida, School Board, COP, FLOATS, VRDN, Series 1877, 3.79%
                                 due 7/01/2032 (c)(h)(k)                                                                    7,960

                        19,205   Cape Coral, Florida, Water and Sewer Revenue Bonds, ROCS, VRDN, Series
                                 II-R-11097PB, 3.80% due 10/01/2036 (a)(h)(k)                                              19,205

                         2,000   Collier County, Florida, IDA, IDR, Refunding (Allete Inc., Project), VRDN,
                                 3.80% due 10/01/2025 (h)                                                                   2,000

                         6,150   Collier County, Florida, School Board, COP, PUTTERS, VRDN, Series 1406, 3.80%
                                 due 2/15/2014 (f)(h)(k)                                                                    6,150

                         2,475   Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding
                                 Bonds, VRDN, AMT, Series 2006-0040 Class A, 3.83% due 10/01/2037 (d)(h)(k)                 2,475

                         4,950   Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding
                                 Bonds, VRDN, AMT, Series 2006-0060 Class A, 3.83% due 10/01/2038 (h)(i)(k)                 4,950

                         9,345   Eclipse Funding Trust, Solar Eclipse Certificates, Florida, VRDN, Series 2006-0035,
                                 3.79% due 6/01/2034 (g)(h)(k)                                                              9,345


To simplify the listings of CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list to the right.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
MSTR         Municipal Securities Trust Receipts
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
S/F          Single-Family
TOCS         Tender Option Certificates
VRDN         Variable Rate Demand Notes



CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida             $    7,060   Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01,
(concluded)                      3.79% due 8/01/2023 (f)(h)(k)                                                        $     7,060

                         2,800   Florida Development Finance Corporation, IDR (Enterprise Bond Program), VRDN,
                                 AMT, Series E, 3.89% due 9/01/2026 (h)                                                     2,800

                         1,735   Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                                 Apartments), VRDN, AMT, Series B-3, 3.80% due 4/01/2034 (h)                                1,735

                         6,500   Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds
                                 (Tuscany Lakes Apartments), VRDN, AMT, Series 1, 3.81% due 11/15/2035 (e)(h)               6,500

                         5,000   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, FLOATS, VRDN,
                                 AMT, Series 49G, 3.83% due 6/01/2046 (h)(k)                                                5,000

                         7,000   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Savannah Springs
                                 Apartments Limited), VRDN, AMT, Series N, 3.79% due 12/15/2044 (h)                         7,000

                         7,424   Florida Local Government Finance Commission, CP, 3.76% due 7/25/2007                       7,424

                        10,663   Florida Local Government Finance Commission, CP, 3.70% due 8/10/2007                      10,663

                         3,365   Florida Local Government Finance Commission, CP, 3.76% due 9/12/2007                       3,365

                           300   Florida State Board of Education, GO, MSTR, VRDN, Series SGA 102, 3.80% due
                                 6/01/2029 (h)(k)                                                                             300

                         5,377   Florida State Department of Environmental Protection, Preservation Revenue Bonds,
                                 FLOATS, VRDN, Series 722, 3.79% due 7/01/2022 (c)(h)(k)                                    5,377

                         4,000   Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1772, 3.80% due 7/01/2013 (a)(h)(k)                                                 4,000

                         3,000   Fort Meyers, Florida, Improvement Revenue Refunding Bonds, PUTTERS, VRDN, Series
                                 1709, 3.80% due 12/01/2014 (g)(h)(k)                                                       3,000

                         4,842   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, FLOATS,
                                 VRDN, AMT, Series 1060, 3.82% due 10/01/2018 (a)(h)(k)                                     4,842

                         7,000   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds (Tampa
                                 International Airport), VRDN, AMT, Series 2006-C, 3.81% due 10/01/2026 (g)(h)              7,000

                         4,000   Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings
                                 Apartments), VRDN, AMT, 3.79% due 12/15/2038 (h)                                           4,000

                         4,000   Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy Apartments),
                                 VRDN, AMT, 3.79% due 12/15/2039 (h)                                                        4,000

                         3,000   Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove Apartments),
                                 VRDN, AMT, 3.78% due 9/15/2038 (h)                                                         3,000

                         7,000   Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd.
                                 Project), VRDN, AMT, 3.84% due 11/01/2032 (h)                                              7,000

                         8,595   Martin County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Martin Memorial Medical Center), VRDN, Series B, 3.80% due 11/15/2024 (h)           8,595

                         2,050   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 1415, 3.82% due 10/01/2038 (h)(i)(k)                                                2,050

                         7,500   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, ROCS, VRDN, AMT,
                                 Series II-R-525, 3.82% due 10/01/2037 (d)(h)(k)                                            7,500

                        12,300   Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                 (Florida Power and Light Company Project), VRDN, AMT, 3.85% due 2/01/2023 (h)             12,300

                         1,965   Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series
                                 Z-12, 3.79% due 5/15/2015 (g)(h)(k)                                                        1,965

                        10,000   Municipal Securities Trust Certificates, Florida Housing Finance Corporation
                                 Revenue Bonds, VRDN, AMT, Series 7028, Class A, 3.81% due 7/01/2037 (h)(j)(k)             10,000

                         5,000   Orange County, Florida, HFA, M/F Housing Revenue Bonds (Marbella Pointe Project),
                                 VRDN, AMT, Series A, 3.82% due 4/15/2040 (h)                                               5,000

                        11,330   Orange County, Florida, Health Facilities Authority Revenue Bonds (Presbyterian
                                 Retirement Communities), VRDN, Series B, 3.80% due 11/01/2035 (b)(h)                      11,330

                        17,895   Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight
                                 Safety Project), VRDN, AMT, 3.82% due 6/01/2020 (h)                                       17,895

                         3,930   Peace River/Manasota Regional Water Supply Authority, Florida Revenue Bonds,
                                 ROCS, VRDN, Series II-R-607PB, 3.80% due 10/01/2030 (f)(h)(k)                              3,930

                         4,000   Pinellas County, Florida, Educational Facilities Authority, Revenue Refunding
                                 Bonds (Shorecrest Prep School), VRDN, 3.78% due 6/01/2032 (h)                              4,000

                            20   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                                 Memorial Hospital), VRDN, Series A, 3.79% due 7/01/2037 (a)(h)                                20

                        10,000   Sunshine State Governmental Finance Commission, CP, 3.75% due 8/16/2007                   10,000

                         7,200   Sunshine State Governmental Finance Commission, CP, 3.78% due 9/07/2007                    7,200

                         8,155   Sunshine State Governmental Finance Commission, CP, 3.75% due 9/13/2007                    8,155

                         3,900   Tampa, Florida, Revenue Bonds (Volunteers of America Project), VRDN, 3.79% due
                                 2/01/2025 (h)                                                                              3,900

                         4,395   West Palm Beach, Florida, Utility System Revenue Bonds, ROCS, VRDN, Series
                                 II-R-621PB, 3.80% due 10/01/2034 (c)(h)(k)                                                 4,395


Texas - 1.1%             3,500   Brazos River Harbor Navigation District, Texas, Refunding Bonds (BASF Corporation),
                                 VRDN, AMT, 3.83% due 4/01/2031 (h)                                                         3,500

                                 Total Investments (Cost - $275,676*) - 89.8%                                             275,676
                                 Other Assets Less Liabilities - 10.2%                                                     31,162
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   306,838
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Radian Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) CIFG Insured.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Florida Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007